Cash Dividends	6 Months Ended
Jun. 30, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH DIVIDENDS

12. CASH DIVIDENDS

Cash dividends declared and paid:

The Board of Directors resolved to pay the following dividends for the period ended 30 June 2021:

-	On 25 March 2021: USD 8,288 thousand (Dividend per share: USD 0.17)

There were no dividends paid or declared during the six months period ended 30 June 2020.

There are no cash dividends declared but not paid as at 30 June 2021 and 31 December 2020.